o BT INSURANCE FUNDS TRUST o








                             EQUITY 500 INDEX FUND











                                 ANNUAL REPORT
                              ------------------
                                DECEMBER o 1999

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Table of Contents
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................    3
      EQUITY 500 INDEX FUND
        Schedule of Investments .....................    5
        Statement of Assets and Liabilities .........   10
        Statement of Operations .....................   11
        Statements of Changes in Net Assets .........   12
        Financial Highlights ........................   13
        Notes to Financial Statements ...............   14
        Report of Independent Auditors ..............   16
        Proxy Voting Results ........................   17

                              ------------------
           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              ------------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


MARKET ACTIVITY
THE S&P 500 INDEX APPRECIATED IN EXCESS OF 20% FOR A RECORD 5TH CONSECUTIVE YEAR IN 1999. Never before in recorded history have U.S. stocks achieved this total return level more than twice in a row. A combination of strong domestic economic growth and impressive corporate earnings gains -- with minimal inflation -- positively influenced the market and also combined to drive equity valuations to historically high levels despite a rising interest rate environment. The S&P 500 Index was bolstered primarily by a technology sector-driven rally in the fourth quarter of 1999.

STILL, VOLATILITY WITHIN THE U.S. EQUITY MARKET REMAINED HIGH.
o The S&P 500 Index advanced forward as 1999 began, closing above the 1,300 mark late in the first quarter, although sell-offs in large cap technology stocks had raised concerns early in the quarter.
o April saw not only shifts into small and mid cap stocks, but also, large cap growth stocks underperformed their value counterparts for the first time in nearly 1 1/2 years. Stronger performance in energy-related stocks, positive earnings surprises, and a rotation into cyclicals led to these stronger returns in value sectors long out of favor.
o By June, technology stocks had pushed large cap growth stocks back into the lead.
o Broad market third quarter equity index returns were negative across small, mid, and large capitalization asset classes, primarily due to weaker performance in technology and energy stocks.
o Although large cap stock performance soared at the end of the fourth quarter, the Russell 2000 Index, which measures small cap equities, outperformed the S&P 500 Index on an annual basis for the first time in five years, as investors sought the lower valuations of small cap growth stocks.


AS HAS BEEN THE CASE FOR THE PAST SEVERAL YEARS, LARGE-CAPITALIZATION GROWTH-ORIENTED STOCKS OUTPERFORMED THEIR VALUE COUNTERPARTS FOR THE TWELVE MONTHS, LED IN 1999 BY THE TECHNOLOGY SECTOR. Other stronger performing sectors for the year included capital goods and basic materials. Weaker performing sectors included health care, utilities, and transportation. Top stocks in the S&P 500 Index in 1999 included Qualcomm Inc., Sprint Corp (PCS), and Nextel Communications Inc.-A. Weaker performers included Mckesson HBOC, Rite Aid Corp., and Service Corp. International. Interestingly, more stocks in the S&P 500 Index actually declined in value in 1999 rather than appreciated, rendering performance in the U.S. stock market very narrow indeed. There were 41 changes to the Index for the twelve month period, due primarily to mergers and acquisitions. Comparatively, this represents fewer additions and deletions to the Index than a year ago.

INVESTMENT REVIEW

                                                                 AVERAGE
                                        CUMULATIVE                ANNUAL
PERIODS ENDED DECEMBER 31, 1999        TOTAL RETURNS          TOTAL RETURNS
--------------------------------- ----------------------- ----------------------
                                      Past       Since        Past       Since
                                     1 year    inception     1 year    inception
                                  ----------- ----------- ----------- ----------
  BT Equity 500 Index Fund*
    (inception 10/1/97)               20.39%      57.90%      20.39%     22.53%
---------------------------------     -----       -----       -----      -----
  S&P 500 Index**                     21.04%      58.56%      21.04%     22.74%

MANAGER OUTLOOK
Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. We anticipate GDP growth of about 4% through the first half of the year 2000. While inflation has remained benign primarily because growth in labor compensation has failed to outstrip productivity growth despite drum-tight labor markets, inflation risks remain tilted to the upside, as labor markets continue to tighten and as overseas growth continues to gather steam. Thus, the Federal Reserve Board could, in our view, continue to nudge interest rates higher through mid-2000, as it seeks to slow real economic growth to a more sustainable pace.


Since the economy's ability to grow quickly and generate strong profits without inflation has been the driving force behind the bull market of recent years, what our outlook means is that economic fundamentals may be comparatively less supportive of equities in the next year or so. However, even with a gradual slowdown in economic growth, a modest pickup in inflation, and pressure on profit margins from rising labor costs and higher interest rates, we do not see a sharp correction in equities, because we expect a reasonably "soft landing" for the economy. We also believe the economy will likely retain many of its structural improvements, such as faster productivity growth and less volatile economic cycles. The major risk to the equity markets, in our view, is if the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for nearly nine years.


Of course, it is important to note that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.


[GRAPHIC OMITTED]


                                James Creighton
                Portfolio Manager of the Equity 500 Index Fund
                               December 31, 1999

----------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Letter to Shareholders (continued)
--------------------------------------------------------------------------------


                    Diversification of Portfolio Investments
                  By Sector as of December 31, 1999 (Unaudited)

[PIE CHART APPEARS HERE]

Utility                 1.66%         Transportation       0.67%
Industrials             3.00%         Technology          27.96%
Basic Materials         4.53%         Financial           15.62%
Commercial Services     4.56%         Health Care          9.00%
Consumer Services       5.12%
Energy                  5.29%
Consumer Noncyclicals   7.23%
Telecommunication       7.43%
Consumer Cyclicals      7.93%



--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------


[BAR CHART APPEARS HERE]

Equity 500 Index Fund

    10/97       12/97        6/98      12/98      6/99      12/99
    --------------------------------------------------------------
    $10,000     $10,190      $12,030   $13,116   $14,682   $15,790

S&P 500 Index

    10/97       12/97        6/98      12/98      6/99      12/99
    --------------------------------------------------------------
    $10,000     $10,189      $11,993   $13,102   $14,725   $15,856


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an index.


Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index from October 1, 1997, through December 31, 1999.


                                 Average Annual
                                 Total Returns
                             for the Periods Ended
                               December 31, 1999


  One Year     Since 10/1/97*
  20.39%       22.53%

 * The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                         Description                           Value
-------------   ------------------------------------------------   ----------------
                COMMON STOCKS -- 96.78%
     7,800      3Com Corp. (a) .................................   $ 366,600
    36,600      Abbott Laboratories ............................   1,329,037
         1      Abercrombie & Fitch Co. - Class A (a) ..........          27
     2,200      Adaptec, Inc. (a) ..............................     109,725
     3,800      ADC Telecommunications, Inc. (a) ...............     275,738
     2,500      Adobe Systems, Inc. ............................     168,125
       700      Adolph Coors Co. - Class B .....................      36,750
     4,200      Advanced Micro Devices, Inc. (a) ...............     121,537
     5,400      AES Corp. (a) ..................................     403,650
     3,400      Aetna, Inc. ....................................     189,763
     5,600      Aflac, Inc. ....................................     264,250
     2,800      Air Products & Chemicals, Inc. .................      93,975
     3,300      Alberto-Culver Co. .............................      85,181
     9,142      Albertsons, Inc. ...............................     294,829
     6,400      Alcan Aluminum Ltd. ADR ........................     263,600
     8,900      Alcoa, Inc. ....................................     738,700
     1,850      Allegheny Teledyne, Inc. .......................      41,509
     2,800      Allergan, Inc. .................................     139,300
     4,400      Allied Waste Industries, Inc. (a) ..............      38,775
    19,800      Allstate Corp. .................................     475,200
     7,600      ALLTEL Corp. ...................................     628,425
     2,100      ALZA Corp. (a) .................................      72,713
     1,900      Amerada Hess Corp. .............................     107,825
     2,500      Ameran Corp. ...................................      81,875
    50,200      America Online, Inc. (a) .......................   3,786,962
     3,600      American Electric Power Co. ....................     115,650
     9,800      American Express Co. ...........................   1,629,250
     6,000      American General Corp. .........................     455,250
     1,200      American Greetings Corp. - Class A .............      28,350
    29,700      American Home Products Corp. ...................   1,171,294
    34,323      American International Group, Inc. .............   3,711,174
    23,900      Amgen, Inc. (a) ................................   1,435,494
     3,700      AMR Corp. (a) ..................................     247,900
     8,600      AmSouth Bancorp ................................     166,088
     2,200      Anadarko Petroleum Co. .........................      75,075
     4,400      Analog Devices, Inc. (a) .......................     409,200
     1,600      Andrew Corp. (a) ...............................      30,300
    11,200      Anheuser-Busch Cos., Inc. ......................     793,800
     4,700      Aon Corp. ......................................     188,000
     2,600      Apache Corp. ...................................      96,037
     3,700      Apple Computer, Inc. (a) .......................     380,406
     8,300      Applied Materials, Inc. (a) ....................   1,051,506
    13,239      Archer-Daniels-Midland Co. .....................     161,350
     1,100      Armstrong World Industries, Inc. ...............      36,713
     1,600      Ashland, Inc. ..................................      52,700
    18,494      Associates First Cap Corp. .....................     507,429
    71,239      AT&T Corp. .....................................   3,615,379
     8,200      Atlantic Richfield Co. .........................     709,300
     2,200      Autodesk, Inc. .................................      74,250
    13,100      Automatic Data Processing, Inc. ................     705,762
     2,900      AutoZone, Inc. (a) .............................      93,706
     2,400      Avery Dennison Corp. ...........................     174,900
     6,800      Avon Products, Inc. ............................     224,400


    Shares                         Description                           Value
-------------   ------------------------------------------------   ----------------
     7,840      Baker Hughes, Inc. .............................   $ 165,130
       500      Ball Corp. .....................................      19,688
    28,300      Banc One Corp. .................................     907,369
    38,471      Bank of America Corp. ..........................   1,930,763
    17,800      Bank of New York Co., Inc. .....................     712,000
     1,100      Bard (C. R.), Inc. .............................      58,300
     8,900      Barrick Gold Corp. .............................     157,419
     1,200      Bausch & Lomb ..................................      82,125
     7,300      Baxter International, Inc. .....................     458,531
     6,300      BB&T Corp. .....................................     172,462
     2,772      Bear Stearns Cos., Inc. ........................     118,503
     5,000      Becton, Dickinson & Co. ........................     133,750
     4,000      Bed Bath & Beyond, Inc. (a) ....................     139,000
    35,700      Bell Atlantic Corp. ............................   2,197,781
    42,400      BellSouth Corp. ................................   1,984,850
     1,000      Bemis Co., Inc. ................................      34,875
     4,100      Best Buy Co., Inc. (a) .........................     205,769
     7,300      Bestfoods ......................................     383,706
     2,200      Bethlehem Steel Corp. (a) ......................      18,425
     3,500      Biomet, Inc. ...................................     140,000
     2,900      Black & Decker Corp. ...........................     151,525
     1,900      Block (H&R), Inc. ..............................      83,125
     5,500      BMC Software, Inc. (a) .........................     439,656
    22,100      Boeing Co. .....................................     918,531
     1,100      Boise Cascade Corp. ............................      44,550
     8,200      Boston Scientific Corp. (a) ....................     179,375
         2      BP Amoco Plc. ..................................         119
       500      Briggs & Stratton Corp. ........................      26,813
    43,700      Bristol-Myers Squibb Co. .......................   2,804,994
     1,400      Brown-Forman Corp. .............................      80,150
     1,800      Brunswick Corp. ................................      40,050
    10,700      Burlington Northern Santa Fe Corp. .............     259,475
     3,700      Burlington Resources, Inc. .....................     122,331
     5,100      Cabletron Systems, Inc. (a) ....................     132,600
     8,900      Campbell Soup Co. ..............................     344,319
     3,700      Capital One Financial Corp. ....................     178,294
     6,700      Cardinal Health, Inc. ..........................     320,762
    14,100      Carnival Corp. .................................     674,156
     3,900      Carolina Power & Light Co. .....................     118,706
     8,200      Caterpillar, Inc. ..............................     385,912
    16,120      CBS Corp. (a) ..................................   1,030,673
    14,663      Cendant Corp. (a) ..............................     389,486
     1,600      Centex Corp. ...................................      39,500
     4,600      Central & South West Corp. .....................      92,000
     2,650      CenturyTel, Inc. ...............................     125,544
     3,200      Ceridian Corp. (a) .............................      69,000
     1,900      Champion International Corp. ...................     117,681
    17,700      Chase Manhattan Corp. ..........................   1,375,069
    15,300      Chevron Corp. ..................................   1,325,362
     4,800      Chubb Corp. ....................................     270,300
     5,100      CIGNA Corp. ....................................     410,869
     2,500      Cincinnati Financial Corp. .....................      77,969
     4,100      CINergy Corp. ..................................      98,913

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                             Value
-------------   ----------------------------------------------------   ----------------
     4,000      Circuit City Stores, Inc. ..........................   $  180,250
    74,600      Cisco Systems, Inc. (a) ............................    7,991,525
    75,178      Citigroup, Inc. ....................................    4,177,078
     2,200      Citrix Systems, Inc. (a) ...........................      270,600
     7,400      Clear Channel Communications, Inc. (a) .............      660,450
     4,900      Clorox Co. .........................................      246,837
     2,100      CMS Energy Corp. ...................................       65,494
     4,400      Coastal Corp. ......................................      155,925
    57,100      Coca-Cola Co. ......................................    3,326,075
    10,200      Coca-Cola Enterprises, Inc. ........................      205,275
    12,300      Colgate-Palmolive Co. ..............................      799,500
     1,950      Columbia Energy Group ..............................      123,338
    13,500      Columbia/HCA Healthcare Corp. ......................      395,719
    17,400      Comcast Corp. - Class A ............................      879,787
     3,100      Comerica, Inc. .....................................      144,731
    37,183      Compaq Computer Corp. ..............................    1,006,265
    11,950      Computer Associates International, Inc. ............      835,753
     3,300      Computer Sciences Corp. (a) ........................      312,263
     8,400      Compuware Corp. (a) ................................      312,900
     1,600      Comverse Technology, Inc. (a) ......................      231,600
    10,000      ConAgra, Inc. ......................................      225,625
    12,762      Conoco, Inc. - Class B .............................      317,455
     7,166      Conseco, Inc. ......................................      128,092
     4,500      Consolidated Edison Co. of
                New York, Inc. .....................................      155,250
     3,000      Consolidated Natural Gas Co. .......................      194,812
     2,100      Consolidated Stores Corp. (a) ......................       34,125
     2,700      Constellation Energy Group .........................       78,300
     2,800      Cooper Industries, Inc. ............................      113,225
     1,400      Cooper Tire & Rubber Co. ...........................       21,788
     6,000      Corning, Inc. ......................................      773,625
     5,400      Costco Cos., Inc. (a) ..............................      492,750
     2,800      Countrywide Credit Industries ......................       70,700
     1,500      Crane Co. ..........................................       29,813
     2,300      Crown Cork & Seal Co., Inc. ........................       51,462
     4,400      CSX Corp. ..........................................      138,050
       900      Cummins Engine, Inc. ...............................       43,481
    10,100      CVS Corp. ..........................................      403,369
     3,185      Dana Corp. .........................................       95,351
     2,800      Danaher Corp. ......................................      135,100
     2,700      Darden Restaurants, Inc. ...........................       48,938
    10,500      Dayton Hudson Corp. ................................      771,094
     4,900      Deere & Co. ........................................      212,537
    56,900      Dell Computer Corp. (a) ............................    2,901,900
    11,173      Delphi Automotive Systems Corp. ....................      175,975
     2,900      Delta Air Lines, Inc. ..............................      144,456
     1,400      Deluxe Corp. .......................................       38,413
     2,400      Dillard Department Stores, Inc. - Class A ..........       48,450
    47,100      Disney (Walt) Co. ..................................    1,377,675
     4,518      Dollar General Corp. ...............................      102,784
     4,200      Dominion Resources, Inc. ...........................      164,850
     2,400      Donnelley (R.R.) & Sons Co. ........................       59,550
     4,200      Dover Corp. ........................................      190,575
     5,400      Dow Chemical Co. ...................................      721,575
     1,800      Dow Jones & Co., Inc. ..............................      122,400


    Shares                           Description                             Value
-------------   ----------------------------------------------------   ----------------
     2,600      DTE Energy Co. .....................................   $   81,575
    24,645      Du Pont (E.I.) de Nemours & Co. ....................    1,623,489
     9,800      Duke Energy Corp. ..................................      491,225
     3,400      Dun & Bradstreet Corp. .............................      100,300
     1,100      Eastern Enterprises ................................       63,181
     1,700      Eastman Chemical Co. ...............................       81,069
     7,400      Eastman Kodak Co. ..................................      490,250
     1,600      Eaton Corp. ........................................      116,200
     2,700      Ecolab, Inc. .......................................      105,638
     6,700      Edison International ...............................      175,456
     4,700      El Paso Energy Corp. ...............................      182,419
    10,900      Electronic Data Systems Corp. ......................      729,619
    22,700      EMC Corp. (a) ......................................    2,479,975
     9,500      Emerson Electric Co. ...............................      545,062
     2,900      Engelhard Corp. ....................................       54,738
    17,300      Enron Corp. ........................................      767,687
     5,900      Entergy Corp. ......................................      151,925
     2,600      Equifax, Inc. ......................................       61,263
    78,246      Exxon Corp. ........................................    6,303,693
    23,500      Fannie Mae .........................................    1,467,281
     6,860      FDX Corp. (a) ......................................      280,831
     4,200      Federated Department Stores, Inc. (a) ..............      212,362
     8,100      Fifth Third Bancorp ................................      594,338
    10,800      First Data Corp. ...................................      532,575
    19,948      First Union Corp. ..................................      654,544
    19,882      Firstar Corp. ......................................      420,007
     4,300      FirstEnergy Corp. ..................................       97,556
    21,318      Fleet Financial Group, Inc. ........................      742,133
       200      Fleetwood Enterprises, Inc. ........................        4,125
     2,600      Florida Progress Corp. .............................      110,012
     1,700      Fluor Corp. ........................................       77,988
       800      FMC Corp. (a) ......................................       45,850
    27,600      Ford Motor Co. .....................................    1,474,875
     4,500      Fort James Corp. ...................................      123,187
     3,500      Fortune Brands, Inc. ...............................      115,719
     4,200      Foster Wheeler Corp. ...............................       37,275
     3,400      FPL Group, Inc. ....................................      145,563
     5,400      Franklin Resources, Inc. ...........................      173,137
    17,100      Freddie Mac ........................................      804,769
     3,300      Freeport-McMoRan Copper & Gold, Inc. -
                Class B (a) ........................................       69,713
     7,200      Gannet Co., Inc. ...................................      587,250
    19,725      Gap, Inc. ..........................................      907,350
     6,800      Gateway 2000 (a) ...................................      490,025
     4,100      General Dynamics Corp. .............................      216,275
    73,900      General Electric Co. ...............................   11,436,025
     3,500      General Instrument Corp. (a) .......................      297,500
     6,000      General Mills, Inc. ................................      214,500
    15,400      General Motors Corp. ...............................    1,119,387
     3,700      Genuine Parts Co. ..................................       91,806
     3,500      Georgia-Pacific (Georgia Pacific Group) ............      177,625
    25,600      Gillette Co. .......................................    1,054,400
    17,560      Global Crossing Ltd. (a) ...........................      878,000
     3,300      Golden West Financial Group ........................      110,550
     2,300      Goodrich (B.F.) Co. ................................       63,250

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
     3,300      Goodyear Tire & Rubber Co. ........................   $   93,019
     3,500      GPU, Inc. .........................................      104,781
     1,900      Grace (W.R.) & Co. (a) ............................       26,363
     2,100      Grainger (W.W.) Inc. ..............................      100,406
       800      Great Atlantic & Pacific Tea Co., Inc. ............       22,300
     1,400      Great Lakes Chemical Corp. ........................       53,462
    21,900      GTE Corp. .........................................    1,545,319
     5,900      Guidant Corp. (a) .................................      277,300
     9,600      Halliburton Co. ...................................      386,400
     1,300      Harcourt General, Inc. ............................       52,325
     1,500      Harrah's Entertainment, Inc. (a) ..................       39,656
     6,100      Hartford Financial Services Group, Inc. ...........      288,988
     3,900      Hasbro, Inc. ......................................       74,344
     9,600      HEALTHSOUTH Corp. (a) .............................       51,600
     8,700      Heinz (H. J.) Co. .................................      346,369
     2,400      Hercules, Inc. ....................................       66,900
     2,900      Hershey Foods Corp. ...............................      137,750
    23,600      Hewlett-Packard Co. ...............................    2,688,925
     8,600      Hilton Hotels Corp. ...............................       82,775
    51,900      Home Depot, Inc. ..................................    3,558,394
     5,300      Homestake Mining Co. ..............................       41,406
    18,775      Honeywell, Inc. ...................................    1,083,083
     9,306      Household International, Inc. .....................      346,648
     4,000      Humana, Inc. (a) ..................................       32,750
     4,464      Huntington Bancshares, Inc. .......................      106,578
       333      Huttig Building Products, Inc. (a) ................        1,646
     4,000      Ikon Office Solutions, Inc. .......................       27,250
     7,500      Illinois Tool Works, Inc. .........................      506,719
     6,500      IMS Health, Inc. ..................................      176,719
     3,800      Inco Ltd. ADR (a) .................................       89,300
     3,400      Ingersoll-Rand Co. ................................      187,213
    75,800      Intel Corp. .......................................    6,239,287
    40,400      International Business Machines Corp. .............    4,363,200
     2,200      International Flavors & Fragrances, Inc. ..........       83,050
     9,291      International Paper Co. ...........................      524,361
     7,300      Interpublic Group of Cos., Inc. ...................      421,119
     1,800      ITT Industries, Inc. ..............................       60,187
     2,300      Jefferson-Pilot Corp. .............................      156,975
    31,900      Johnson & Johnson Co. .............................    2,970,688
     1,700      Johnson Controls, Inc. ............................       96,687
       500      Jostens, Inc. .....................................       12,156
     2,800      Kansas City Southern Industries, Inc. .............      208,950
     1,500      Kaufman and Broad Home Corp. ......................       36,281
     8,300      Kellogg Co. .......................................      255,744
     2,036      Kerr-McGee Corp. ..................................      126,232
     8,900      KeyCorp ...........................................      196,913
    13,000      Kimberly-Clark Corp. ..............................      848,250
     2,100      KLA-Tencor Corp. (a) ..............................      233,888
    14,600      Kmart Corp. (a) ...................................      146,912
     2,600      Knight-Ridder, Inc. ...............................      154,700
     3,900      Kohl's Corp. (a) ..................................      281,531
    19,000      Kroger Co. (a) ....................................      358,625
     4,000      Leggett & Platt, Inc. .............................       85,750
     2,600      Lehman Brothers Holdings, Inc. ....................      220,188


    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
     2,600      Lexmark International Group, Inc. -
                Class A (a) .......................................   $  235,300
    23,900      Lilly (Eli) & Co. .................................    1,589,350
     4,488      Limited, Inc. .....................................      194,386
     4,300      Lincoln National Corp. ............................      172,000
     1,200      Liz Claiborne, Inc. ...............................       45,150
     8,100      Lockheed Martin Corp. .............................      177,188
     2,400      Loews Corp. .......................................      145,650
       700      Longs Drug Stores Corp. ...........................       18,069
     2,600      Louisiana-Pacific Corp. ...........................       37,050
     8,000      Lowe's Cos., Inc. .................................      478,000
     3,700      LSI Logic Corp. (a) ...............................      249,750
    70,760      Lucent Technologies, Inc. .........................    5,293,732
     1,500      Mallinckrodt, Inc. ................................       47,719
     2,400      Manor Care, Inc. (a) ..............................       38,400
     6,200      Marriot International, Inc. - Class A .............      195,688
     6,650      Marsh & McLennan Cos., Inc. .......................      636,322
     8,800      Masco Corp. .......................................      223,300
     9,000      Mattel, Inc. ......................................      118,125
     6,750      May Department Stores Co. .........................      217,688
     1,800      Maytag Corp. ......................................       86,400
     2,400      MBIA, Inc. ........................................      126,750
    19,825      MBNA Corp..........................................      540,231
       900      McDermott International, Inc. .....................        8,156
    30,600      McDonald's Corp. ..................................    1,233,563
     4,300      McGraw-Hill Cos., Inc. ............................      264,987
    65,418      MCI Worldcom, Inc. (a) ............................    3,471,243
     5,425      McKesson HBOC, Inc. ...............................      122,402
     2,100      Mead Corp. ........................................       91,219
    13,900      MediaOne Group, Inc. (a) ..........................    1,067,694
    27,100      Medtronic, Inc. ...................................      987,456
    10,300      Mellon Bank Corp. .................................      350,844
    52,000      Merck & Co., Inc. .................................    3,487,250
     1,300      Meredith Corp. ....................................       54,194
     7,600      Merrill Lynch & Co., Inc. .........................      634,600
     2,100      MGIC Investment ...................................      126,394
     5,700      Micron Technology, Inc. (a) .......................      443,175
   116,500      Microsoft Corp. (a) ...............................   13,601,375
       900      Milacron, Inc. ....................................       13,838
       800      Millipore Corp. ...................................       30,900
     8,800      Minnesota Mining & Manufacturing Co. ..............      861,300
     5,900      Mirage Resorts, Inc. (a) ..........................       90,344
     3,200      Molex, Inc. .......................................      181,400
    15,200      Monsanto Co. ......................................      541,500
     4,400      Morgan (J.P.) & Co., Inc. .........................      557,150
    13,100      Morgan Stanley, Dean Witter,
                Discover & Co. ....................................    1,870,025
    13,400      Motorola, Inc. ....................................    1,973,150
     6,700      Nabisco Group Holdings Corp. ......................       71,187
       300      NACCO Industries, Inc. - Class A ..................       16,669
    12,400      National City Corp. ...............................      293,725
     4,600      National Semiconductor Corp. (a) ..................      196,938
     1,100      National Service Industries, Inc. .................       32,450
     1,200      Navistar International Corp. (a) ..................       56,850
     3,600      Network Appliance, Inc. (a) .......................      299,025

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
     2,000      New Century Energies, Inc. ........................   $  60,750
     3,500      New York Times Co. - Class A ......................     171,937
     5,824      Newell Rubbermaid, Inc. ...........................     168,896
     3,400      Newmont Mining Corp. ..............................      83,300
     7,900      Nextel Communication, Inc. - Class A (a) ..........     814,688
     3,100      Niagara Mohawk Power Corp. (a) ....................      43,206
     1,000      Nicor, Inc. .......................................      32,500
     7,200      Nike, Inc. - Class B ..............................     356,850
     3,100      Nordstrom, Inc. ...................................      81,181
     7,700      Norfolk Southern Corp. ............................     157,850
    30,740      Nortel Networks Corp. .............................   3,104,740
     2,600      Northern States Power Co. .........................      50,700
     6,200      Northern Trust Corp. ..............................     328,600
     1,400      Northrop Grumman Corp. ............................      75,687
     8,300      Novell, Inc. (a) ..................................     331,481
     2,100      Nucor Corp. .......................................     115,106
     7,500      Occidental Petroleum Corp. ........................     162,188
     7,400      Office Depot, Inc. (a) ............................      80,937
     2,600      Old Kent Financial Corp. ..........................      91,975
     4,500      Omnicom Group, Inc. ...............................     450,000
       700      ONEOK, Inc. .......................................      17,588
    32,200      Oracle Corp. (a) ..................................   3,608,412
     1,600      Owens Corning .....................................      30,900
     3,000      Owens-Illinois, Inc. (a) ..........................      75,188
     2,600      PAACAR, Inc. ......................................     115,212
     3,700      Pactiv Corp. (a) ..................................      39,313
     3,200      Paine Webber Group, Inc. ..........................     124,200
     2,600      Pall Corp. ........................................      56,062
     6,700      Parametric Technology Corp. (a) ...................     181,319
     2,200      Parker-Hannifin Corp. .............................     112,888
     6,400      Paychex, Inc. .....................................     256,000
     2,600      PE Corp-PE Biosystems Group .......................     312,812
     3,500      PECO Energy Co. ...................................     121,625
     6,700      Penney (J.C.) Co., Inc. ...........................     133,581
       800      Peoples Energy Corp. ..............................      26,800
     6,900      PeopleSoft, Inc. (a) ..............................     147,056
       900      Pep Boys-Manny, Moe & Jack ........................       8,213
    34,700      PepsiCo, Inc. .....................................   1,223,175
     1,000      PerkinElmer, Inc. .................................      41,687
    87,700      Pfizer, Inc. ......................................   2,844,769
    11,000      PG&E Corp. ........................................     225,500
    12,400      Pharmacia & Upjohn, Inc. ..........................     558,000
     1,620      Phelps Dodge Corp. ................................     108,743
    54,800      Philip Morris Cos., Inc. ..........................   1,270,675
     4,900      Phillips Petroleum Co. ............................     230,300
     1,400      Pinnacle West Capital Corp. .......................      42,787
     6,500      Pitney Bowes, Inc. ................................     314,031
     6,600      Placer Dome, Inc. ADR .............................      70,950
     6,100      PNC Bank Corp. ....................................     271,450
       900      Polaroid Corp. ....................................      16,931
       600      Potlatch Corp. ....................................      26,775
     2,760      PP&L Resources, Inc. ..............................      63,135
     3,600      PPG Industries, Inc. ..............................     225,225
     3,300      Praxair, Inc. .....................................     166,031
    29,600      Procter & Gamble Co. ..............................   3,243,050


    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
     1,200      Progressive Corp. .................................   $  87,750
     3,550      Providian Financial Corp. .........................     323,272
     4,200      Public Service Enterprise Group, Inc. .............     146,213
       900      Pulte Corp. .......................................      20,250
     2,700      Quaker Oats Co. ...................................     177,187
    15,200      QUALCOMM, Inc. (a) ................................   2,677,100
     2,400      Quintiles Transnational Corp. (a) .................      44,850
     6,600      Ralston-Purina Group ..............................     183,975
     6,900      Raytheon Co. - Class B ............................     183,281
     1,200      Reebok International, Ltd. (a) ....................       9,825
     5,200      Regions Financial Corp. ...........................     130,650
     5,600      Reliant Energy, Inc. ..............................     128,100
     3,000      Republic New York Corp. ...........................     216,000
     1,200      Reynolds Metals Co. ...............................      91,950
     7,500      Rite Aid Corp. ....................................      83,906
     4,300      Rockwell International Corp. ......................     205,863
     4,542      Rohm & Haas Co. ...................................     184,803
     1,400      Rowan Cos., Inc. (a) ..............................      30,362
    50,000      Royal Dutch Petroleum Co. ADR .....................   3,021,875
       700      Russell Corp. .....................................      11,725
     3,700      Ryder System, Inc. ................................      90,419
     2,900      SAFECO Corp. ......................................      72,137
    12,300      Safeway, Inc. (a) .................................     437,419
    19,700      Sara Lee Corp. ....................................     434,631
    75,562      SBC Communications, Inc. ..........................   3,683,648
    34,600      Schering-Plough Corp. .............................   1,459,687
    12,500      Schlumberger, Ltd. ................................     703,125
    18,900      Schwab (Charles) Corp. ............................     725,288
     1,600      Scientific Atlanta, Inc. ..........................      89,000
     4,600      Seagate Technology, Inc. (a) ......................     214,187
     8,700      Seagram Co., Ltd. ADR .............................     390,956
     1,853      Sealed Air Corp. (a) ..............................      96,009
     8,400      Sears, Roebuck & Co. ..............................     255,675
     4,300      Sempra Energy .....................................      74,713
     4,900      Service Corp. International .......................      33,994
       700      Shared Medical Systems Corp. ......................      35,656
     3,700      Sherwin-Williams Co. ..............................      77,700
     3,600      Sigma-Aldrich Corp. ...............................     108,225
     6,100      Silicon Graphics, Inc. (a) ........................      59,856
     3,000      SLM Holding Corp. .................................     126,750
     1,400      Snap-on, Inc. .....................................      37,187
     6,500      Solectron Corp. (a) ...............................     618,313
    14,700      Southern Co. ......................................     345,450
     3,300      SouthTrust Corp. ..................................     124,781
    10,350      Southwest Airlines Co. ............................     167,541
       400      Springs Industries, Inc. ..........................      15,975
    19,500      Sprint Corp. ......................................   1,312,594
    10,200      Sprint PCS (a) ....................................   1,045,500
     1,786      St. Jude Medical, Inc. (a) ........................      54,808
     5,212      St. Paul Cos., Inc. ...............................     175,579
     1,900      Stanley Works .....................................      57,237
    11,950      Staples, Inc. (a) .................................     247,963
     3,200      State Street Corp. ................................     233,800
     3,400      Summit Bancorp ....................................     104,125
    34,900      Sun Microsystems, Inc. (a) ........................   2,702,569

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

  Shares                     Description                       Value
---------- ---------------------------------------------- --------------
  2,400    Sunoco, Inc. .................................  $     56,400
  8,300    SunTrust Banks, Inc. .........................       571,144
  2,900    SUPERVALU, Inc. ..............................        58,000
  5,250    Synovus Financial Corp. ......................       104,344
  7,200    Sysco Corp. ..................................       284,850
  2,700    T. Rowe Price Associates, Inc. ...............        99,731
  4,700    Tandy Corp. ..................................       231,181
    900    Tektronix, Inc. ..............................        34,987
    528    Teledyne Technologies, Inc. (a) ..............         4,983
  9,700    Tellabs, Inc. (a) ............................       622,619
  1,200    Temple-Inland, Inc. ..........................        79,125
  6,200    Tenet Healthcare Corp. (a) ...................       145,700
  3,400    Teradyne, Inc. (a) ...........................       224,400
 11,700    Texaco, Inc. .................................       635,456
 17,700    Texas Instruments, Inc. ......................     1,714,688
  8,100    Texas Utilities Co. ..........................       288,056
  4,000    Textron, Inc. ................................       306,750
  3,000    Thermo Electron Corp. (a) ....................        45,000
  2,000    Thomas & Betts Corp. .........................        63,750
 29,600    Time Warner, Inc. ............................     2,144,150
  1,300    Times Mirror Co. - Class A ...................        87,100
  1,400    Timken Co. ...................................        28,612
  6,700    TJX Cos., Inc. ...............................       136,931
  3,000    Torchmark Corp. ..............................        87,188
  2,600    Tosco Corp. ..................................        70,687
  4,900    Toys 'R' Us, Inc. (a) ........................        70,131
  4,720    Transocean Sedco Forex, Inc. .................       159,005
  5,000    Tribune Co. ..................................       275,313
  3,200    Tricon Global Restaurants, Inc. (a) ..........       123,600
  2,500    TRW, Inc. ....................................       129,844
  1,300    Tupperware Corp. .............................        22,019
 37,654    Tyco International, Ltd. .....................     1,463,799
  1,400    U.S. Airways Group, Inc. (a) .................        44,887
 19,500    U.S. Bancorp .................................       464,344
  7,100    Unicom Corp. .................................       237,850
 12,800    Unilever N.V. ADR ............................       696,800
  2,800    Union Carbide Corp. ..........................       186,900
  5,600    Union Pacific Corp. ..........................       244,300
  4,300    Union Pacific Resources Group, Inc. ..........        54,825
  2,800    Union Planters Corp. .........................       110,425
  7,500    Unisys Corp. (a) .............................       239,531
  4,200    United Healthcare Corp. ......................       223,125
 11,600    United Technologies Corp. ....................       754,000
  4,900    Unocal Corp. .................................       164,456
  5,149    UnumProvident Corp. ..........................       165,090
 12,238    US West, Inc. ................................       881,136
  3,700    UST, Inc. ....................................        93,194
  6,300    USX-Marathon Group ...........................       155,531


  Shares                     Description                       Value
---------- ---------------------------------------------- --------------
  1,700    USX-U.S. Steel Group, Inc. ...................  $     56,100
  2,300    V.F. Corp. ...................................        69,000
 16,000    Viacom, Inc. - Class B (a) ...................       967,000
  2,200    Vulcan Materials Co. .........................        87,863
  4,000    Wachovia Corp. ...............................       272,000
 23,500    Walgreen Co. .................................       687,375
100,000    Wal-Mart Stores, Inc. ........................     6,912,500
 19,500    Warner Lambert Co. ...........................     1,597,781
 13,122    Washington Mutual, Inc. ......................       341,172
 14,997    Waste Management, Inc. .......................       257,761
    185    Water Pik Technologies, Inc. (a) .............         1,769
  1,900    Watson Pharmaceuticals, Inc. (a) .............        68,044
  1,400    Wellpoint Health Networks, Inc.(a) ...........        92,312
 38,600    Wells Fargo & Co. ............................     1,560,888
  2,500    Wendy's International, Inc. ..................        51,562
  2,000    Westvaco Corp. ...............................        65,250
  6,300    Weyerhauser Co. ..............................       452,419
  1,500    Whirlpool Corp. ..............................        97,594
  2,300    Willamette Industries, Inc. ..................       106,806
  8,900    Williams Cos., Inc. ..........................       272,006
  3,000    Winn-Dixie Stores, Inc. (a) ..................        71,813
  1,700    Worthington Industries, Inc. .................        28,156
  2,400    Wrigley, (WM.) Jr., Co. ......................       199,050
 16,700    Xerox Corp. ..................................       378,881
  7,600    Xilinx, Inc. (a) .............................       345,562
  5,900    Yahoo!, Inc. (a) .............................     2,552,856
                                                           ------------
TOTAL COMMON STOCKS (Cost $243,891,311)                     279,239,905
                                                           ------------


                    Principal
                     Amount
------------------------------------------------
                                                 SHORT-TERM INSTRUMENTS -- 4.47%
                                                 U.S. TREASURY BILLS (C) -- 4.47%
$ 362,000                                         4.82%, 1/6/2000 ...........................         361,764
5,023,000                                         5.37%, 1/13/2000 ..........................       5,014,197
  778,000                                         5.30%, 1/20/2000 ..........................         775,882
3,008,000                                         4.92%, 2/24/2000 ..........................       2,986,292
3,216,000                                         4.81%, 3/23/2000 ..........................       3,179,755
  600,000                                         3.96%, 4/6/2000 (b) .......................         591,882
                                                                                                    ---------
TOTAL SHORT-TERM INSTRUMENTS (Cost $12,907,977)                                                    12,909,772
                                                                                                   ----------
TOTAL INVESTMENTS (Cost $256,799,288) --                                             101.25%      292,149,677
LIABILITIES IN EXCESS OF OTHER ASSETS --                                             ( 1.25)%      (3,618,283)
                                                                                     ------       -----------
NET ASSETS ....................................................................      100.00%     $288,531,394
                                                                                     ======      ============

----------
     (a) Non-income producing security.
     (b) Held for collateral for futures contracts.
     (c) Rates shown represent effective yield at time of purchase ADR American Depositary Receipt.

At December 31, 1999, the Fund's open futures contracts were as follows:



 NUMBER OF
 CONTRACTS     CONTRACT     EXPIRATION       OPENING          CURRENT        UNREALIZED
 PURCHASED       TYPE          DATE          POSITION      MARKET VALUE     APPRECIATION
-----------   ----------   ------------   -------------   --------------   -------------
     24        S&P 500       3/16/00      $8,753,469      $8,905,200       $151,731
                                          ==========      ==========       ========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Assets and Liabilities DECEMBER 31, 1999
--------------------------------------------------------------------------------


ASSETS:
 Investments at value (cost $256,799,288)....................................    $292,149,677
 Cash .......................................................................         209,983
 Receivable for investment securities sold ..................................         163,892
 Receivable from Investment Advisor .........................................           1,136
 Interest and dividends receivable ..........................................         246,427
 Variation margin receivable for futures contracts ..........................          21,176
 Deferred organizational costs and other assets .............................          11,423
                                                                                 ------------
   Total Assets .............................................................     292,803,714
                                                                                 ------------
LIABILITIES:
 Payable for investment securities purchased ................................       4,215,544
 Administration fee payable .................................................           4,693
 Custody fee payable ........................................................          20,389
 Other accrued expenses .....................................................          31,694
                                                                                 ------------
   Total Liabilities ........................................................       4,272,320
                                                                                 ------------
TOTAL NET ASSETS ............................................................    $288,531,394
                                                                                 ============
COMPOSITION OF NET ASSETS:
 Paid-in-capital (19,013,403 outstanding shares of beneficial interest) .....    $253,149,630
 Undistributed net investment income ........................................           6,086
 Accumulated net realized loss on investments and futures contracts .........        (126,442)
 Net unrealized appreciation of investments and futures contracts ...........      35,502,120
                                                                                 ------------
TOTAL NET ASSETS ............................................................    $288,531,394
                                                                                 ============
NET ASSET VALUE PER SHARE ...................................................    $      15.18
                                                                                 ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statement of Operations FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest .................................................................     $   329,853
  Dividends ................................................................       1,711,564
                                                                                 -----------
   Total Investment Income .................................................       2,041,417
                                                                                 -----------
EXPENSES:
  Advisory fees ............................................................         279,775
  Administration and accounting fees .......................................         110,724
  Custodian fees ...........................................................          73,500
  Professional fees ........................................................          49,590
  Trustees fees ............................................................          36,648
  Printing fees ............................................................          24,902
  Transfer agent fees ......................................................          18,593
  Amortization of organizational costs .....................................           4,150
  Other ....................................................................           1,953
                                                                                 -----------
   Total expenses before waiver/reimbursement ..............................         599,835
   Less waiver/reimbursement by Advisor ....................................        (154,772)
   Less waiver by Administrator ............................................         (27,500)
                                                                                 -----------
   Total expenses net of waiver/reimbursement ..............................         417,563
                                                                                 -----------
NET INVESTMENT INCOME ......................................................       1,623,854
                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on investments .........................................         224,201
  Net realized gain on futures contracts ...................................         425,694
  Net change in unrealized appreciation (depreciation) of investments ......      29,590,576
  Net change in unrealized appreciation (depreciation) of futures contracts          141,255
                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ......      30,381,726
                                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     $32,005,580
                                                                                 ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                         YEAR ENDED           YEAR ENDED
                                                                                     DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                    -------------------   ------------------
 INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
  Net investment income .........................................................      $   1,623,854        $     325,678
  Net realized gain on investments and futures contracts ........................            649,895            1,143,389
  Net change in unrealized appreciation (depreciation) of investments and futures
    contracts ...................................................................         29,731,831            5,567,806
                                                                                       -------------        -------------
  Net increase in net assets resulting from operations ..........................         32,005,580            7,036,873
                                                                                       -------------        -------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .........................................................         (1,815,478)            (167,871)
  Net realized gain on investments ..............................................           (853,735)          (1,074,374)
                                                                                       -------------        -------------
  Total distributions ...........................................................         (2,669,213)          (1,242,245)
                                                                                       -------------        -------------
 SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..............................................        244,653,804           44,489,580
  Issued to shareholders in reinvestment of distributrions ......................          2,669,213            1,242,246
  Costs of shares repurchased ...................................................        (37,819,340)         (13,595,227)
                                                                                       -------------        -------------
    Net increase in net assets from share transactions ..........................        209,503,677           32,136,599
                                                                                       -------------        -------------
    Net increase in net assets ..................................................        238,840,044           37,931,227
                                                                                       -------------        -------------
 NET ASSETS:
  Beginning of year .............................................................         49,691,350           11,760,123
                                                                                       -------------        -------------
  End of year ...................................................................      $ 288,531,394        $  49,691,350
                                                                                       =============        =============
 Undistributed net investment income ............................................      $       6,086        $     197,747
                                                                                       =============        =============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Financial Highlights
--------------------------------------------------------------------------------


For a share outstanding throughout each period


                                                                                                           FOR THE PERIOOD
                                                                                                          OCTOBER 1, 1997(1)
                                                                      YEAR ENDED          YEAR ENDED           THROUGH
                                                                  DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                 ------------------- ------------------- ------------------
Net asset value, beginning of period ...........................      $ 12.73              $ 10.19           $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................................         0.05                0.07              0.03(2)
  Net realized and unrealized gain on investments and futures
   contracts ...................................................         2.55                2.84              0.16
                                                                      -------              -------           -------
  Net increase in net asset value from operations ..............         2.60                2.91              0.19
                                                                      -------              -------           -------
LESS DISTRIBUTIONS:
  Distributions from net investment income .....................        ( 0.10)             ( 0.05)            0.00
  Distributions from net realized gain on investments ..........        ( 0.05)             ( 0.32)            0.00
                                                                      --------             -------           -------
   Total distributions .........................................        ( 0.15)             ( 0.37)            0.00
                                                                      --------             -------           -------
NET ASSET VALUE, END OF PERIOD .................................      $ 15.18              $ 12.73           $ 10.19
                                                                      ========             =======           =======
TOTAL RETURN (4) ...............................................         20.39%              28.71%             1.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ............................      $288,531             $49,691          $  11,760
Ratios to average net assets:
  Net investment income including reimbursement/waiver .........          1.16%               1.37%              1.51%(3)
  Net investment income excluding reimbursement/waiver .........          1.03%               0.48%             (0.99%)(3)
  Operating expenses including reimbursement/waiver ............          0.30%               0.30%              0.30%(3)
  Operating expenses excluding reimbursement/waiver ............          0.43%               1.19%              2.78%(3)
Portfolio turnover rate ........................................             2%                 36%                 7%

----------
(1) Commencement of operations.
(2) Based on average shares method.
(3) Annualized.
(4) Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Notes to Financial Statements DECEMBER 31, 1999
--------------------------------------------------------------------------------



NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE(R) Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund. The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.


The accompanying financial statements and financial highlights are those of the Equity 500 Index Fund, (the "Fund") which commenced operations on October 1, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sup-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

F. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.


G. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


H. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


I. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:



                                 YEAR ENDED         YEAR ENDED
                             DECEMBER 31, 1999   DECEMBER 31, 1998
                            ------------------- ------------------
                                   SHARES             SHARES
                            ------------------- ------------------
Shares sold                      17,638,824          3,833,114
Reinvestment of dividends           177,239            101,743
Shares redeemed                  (2,706,277)        (1,185,423)
                                 ----------         ----------
Net increase                     15,109,786          2,749,434
                                 ==========         ==========

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.30% of average daily net assets.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Notes to Financial Statements -- continued DECEMBER 31, 1999
--------------------------------------------------------------------------------

Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Funds' Administrator and Transfer Agent, became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc. For services rendered as the Trust's Administrator, PFPC Inc. receives the following fees, accrued daily, and paid monthly.



                     ADMINISTRATION FEES
-------------------------------------------------------------
 FEE % OF THE TRUST'S
   DAILY NET ASSETS            AVERAGE DAILY NET ASSETS
---------------------   -------------------------------------
            0.02%                 up to $2 billion
            0.01%       over $2 billion and up to $5 billion
          0.0075%                  over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per Fund, paid monthly.


PFPC Inc. waived $27,500 of its fees for the year ended December 31, 1999.


Bankers Trust Company also serves as custodian for the Fund and receives a fee for this service.


The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.


At December 31, 1999, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the year ended December 31, 1999, were $204,301,802 and $2,246,825 respectively.


The gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on the Fund's investments, as computed on a federal income tax basis, at December 31, 1999 were $48,348,036, $13,214,959 and $35,133,077, respectively. The aggregate cost of investments as computed on a federal income tax basis at December 31, 1999 was $257,016,600.


NOTE 4 -- OTHER INFORMATION
Bankers Trust is a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT Insurance Funds Trust -- Equity 500 Index Fund


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Equity 500 Index Fund (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period October 1, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Fund at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period October 1, 1997 (commencement of operations) to December 31, 1997, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP




Philadelphia, Pennsylvania
February 4, 2000

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Proxy Voting Results (unaudited)
--------------------------------------------------------------------------------


Pursuant to notice duly given, a Special Meeting of Shareholders of BT Insurance Funds Trust (the "Trust") was held Thursday, September 30, 1999, at 2:00 p.m. at the offices of BT Alex.Brown Incorporated, One South Street, 30th Floor, Baltimore, Maryland 21202.


It was reported that there were present in person or represented by proxy the holders of 10,534,373.981 shares of the Equity 500 Index Fund, out of a total of 10,553,770.078 shares outstanding on the record date and entitled to vote. The results of the voting on the proposals were as follows:


PROPOSAL IA:  Approval of the new investment management agreement between the
              Trust and Bankers Trust Company



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.159%
  AGAINST                            0.764%
  ABSTAIN                            2.893%

PROPOSAL IB:  Approval of the new investment management agreement between the
              Trust and Morgan Grenfell, Inc.



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.047%
  AGAINST                            0.763%
  ABSTAIN                            3.006%

PROPOSAL IC: Approval of the new investment sub-management agreement among the
             Trust, Morgan Grenfell, Inc. and Bankers Trust Company



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.226%
  AGAINST                            0.792%
  ABSTAIN                            2.798%

PROPOSAL II: Election of Six Trustees
ROBERT R. COBY



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.847%
  AGAINST                            0.968%
  ABSTAIN                            2.000%

DESMOND G. FITZGERALD



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.889%
  AGAINST                            0.926%
  ABSTAIN                            2.000%

JAMES S. PASMAN, JR.



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.378%
  AGAINST                            1.437%
  ABSTAIN                            2.000%

EDWARD C. SCHMULTS



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.414%
  AGAINST                            1.402%
  ABSTAIN                            2.000%

WILLIAM E. SMALL



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.969%
  AGAINST                            0.847%
  ABSTAIN                            2.000%

WERNER WALBROEL



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.917%
  AGAINST                            0.898%
  ABSTAIN                            2.000%

PROPOSAL III: Ratification of Ernst & Young LLP as Auditors of each Fund



 EQUITY 500 INDEX FUND     % OF SHARES OUTSTANDING
-----------------------   ------------------------
  FOR                               96.400%
  AGAINST                            0.908%
  ABSTAIN                            2.509%

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

                      (This Page Intentionally Left Blank)

BT INSURANCE FUNDS TRUST

EQUITY 500 INDEX FUND




INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


ADMINISTRATOR AND TRANSFER AGENT
PFPC INC.
3200 Horizon Drive
King of Prussia, PA 19406


DISTRIBUTOR
PROVIDENT DISTRIBUTORS, INC.
Four Falls Corporate Center
West Conshohocken, PA 19428


CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103


COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------


                                          Equity 500 Index Fund Cusip #05576E607
                                                             INSEQ500ANN (12/99)